Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Disclosure of operating segments [line items]
Revenue		$ 5,448	$ 5,509
Operating income before restructuring costs and amortization		2,534	2,500
Restructuring costs		0	(14)
Amortization		(1,227)	(1,219)
Operating income		1,307	1,267
Interest	$ 35	260	231
Income tax expense (recovery)		311	30
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		5,461	5,521
Interest		258	228
Income tax expense (recovery)		315	161
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue		(13)	(12)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		4,170	4,249
Operating income before restructuring costs and amortization		2,049	2,107
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		1,291	1,272
Operating income before restructuring costs and amortization		485	393
Other Non Operating [Member]
Disclosure of operating segments [line items]
Interest		2	3
Income tax expense (recovery)		$ (4)	$ (131)